Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of prepaid expenses and other current assets
Prepaid expenses	$ 224,941	$ 124,392
Deposits	259,530	125,288
Others	14,265	54,815
Total prepaid expenses and other current assets	$ 498,736	$ 304,495